Consolidated Condensed Statements of Changes in Shareholders' Deficit (Unaudited) - USD ($)		Total		Class A Ordinary Shares	Ordinary Shares Class A Ordinary Shares		Ordinary Shares Class B Ordinary Shares		Additional Paid-in Capital		Accumulated Deficit
Balance at Dec. 31, 2022	[1]	$ (21,877)					$ 460		$ 24,540		$ (46,877)
Balance (in Shares) at Dec. 31, 2022	[1]						4,600,000
Net income (loss)		(41,692)									(41,692)
Balance at Dec. 31, 2023		(63,569)	[2]		$ 0		$ 460	[2]	24,540	[2]	(88,569)	[2]
Balance (in Shares) at Dec. 31, 2023					0		4,600,000	[2]
Sale of 509,000 Private Placement Shares		5,090,000			$ 51		$ 0		5,089,949		0
Sale of 509,000 Private Placement Shares (in Shares)					509,000		0
Allocated value of transaction costs to private shares		(22,096)					$ 0		(22,096)		0
Share-based compensation expense		39,372							39,372		0
Accretion of Class A ordinary shares subject to possible redemption		(9,365,253)							(5,131,765)		(4,233,488)
Net income (loss)		1,100,442							0		1,100,442
Balance at Mar. 31, 2024	[3]	(3,221,104)			$ 51		$ 460		0		(3,221,615)
Balance (in Shares) at Mar. 31, 2024	[3]				509,000		4,600,000
Balance at Dec. 31, 2023		(63,569)	[2]		$ 0		$ 460	[2]	24,540	[2]	(88,569)	[2]
Balance (in Shares) at Dec. 31, 2023					0		4,600,000	[2]
Net income (loss)		3,312,978
Balance at Jun. 30, 2024	[3]	(3,373,447)			$ 51		$ 460		0		(3,373,958)
Balance (in Shares) at Jun. 30, 2024	[3]				509,000		4,600,000
Balance at Dec. 31, 2023		(63,569)	[2]		$ 0		$ 460	[2]	24,540	[2]	(88,569)	[2]
Balance (in Shares) at Dec. 31, 2023					0		4,600,000	[2]
Sale of 509,000 Private Placement Shares		5,090,000			$ 51				5,089,949
Sale of 509,000 Private Placement Shares (in Shares)					509,000
Share-based compensation expense		271,572							271,572
Accretion of Class A ordinary shares subject to possible redemption		(16,608,029)							(5,363,965)		(11,244,064)
Allocated value of transaction costs to private shares		(22,096)							(22,096)
Accretion of Class A ordinary shares subject to possible redemption				$ (16,608,029)
Net income (loss)		7,599,512									7,599,512
Balance at Dec. 31, 2024		(3,732,610)	[2]		$ 51	[2]	$ 460	[2]	0		(3,733,121)	[2]
Balance (in Shares) at Dec. 31, 2024	[2]				509,000		4,600,000
Balance at Mar. 31, 2024	[3]	(3,221,104)			$ 51		$ 460		0		(3,221,615)
Balance (in Shares) at Mar. 31, 2024	[3]				509,000		4,600,000
Share-based compensation expense		77,400							77,400		0
Accretion of Class A ordinary shares subject to possible redemption		(2,442,279)							(77,400)		(2,364,879)
Net income (loss)		2,212,536							0		2,212,536
Balance at Jun. 30, 2024	[3]	(3,373,447)			$ 51		$ 460		0		(3,373,958)
Balance (in Shares) at Jun. 30, 2024	[3]				509,000		4,600,000
Balance at Dec. 31, 2024		(3,732,610)	[2]		$ 51	[2]	$ 460	[2]	0		(3,733,121)	[2]
Balance (in Shares) at Dec. 31, 2024	[2]				509,000		4,600,000
Share-based compensation expense		57,919					$ 0		57,919		0
Accretion of Class A ordinary shares subject to possible redemption		(1,989,268)					0		(57,919)		(1,931,349)
Net income (loss)		(487,392)					0		0		(487,392)
Balance at Mar. 31, 2025		(6,151,351)			$ 51		$ 460		0		(6,151,862)
Balance (in Shares) at Mar. 31, 2025					509,000		4,600,000
Balance at Dec. 31, 2024		(3,732,610)	[2]		$ 51	[2]	$ 460	[2]	0		(3,733,121)	[2]
Balance (in Shares) at Dec. 31, 2024	[2]				509,000		4,600,000
Net income (loss)		430,918
Balance at Jun. 30, 2025		(7,272,040)			$ 51		$ 460		0		(7,272,551)
Balance (in Shares) at Jun. 30, 2025					509,000		4,600,000
Balance at Mar. 31, 2025		(6,151,351)			$ 51		$ 460		0		(6,151,862)
Balance (in Shares) at Mar. 31, 2025					509,000		4,600,000
Share-based compensation expense		36,000					$ 0		36,000		0
Accretion of Class A ordinary shares subject to possible redemption		(2,074,999)					0		(36,000)		(2,038,999)
Net income (loss)		918,310					0		0		918,310
Balance at Jun. 30, 2025		$ (7,272,040)			$ 51		$ 460		$ 0		$ (7,272,551)
Balance (in Shares) at Jun. 30, 2025					509,000		4,600,000

[1]	Includes an aggregate of up to 600,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised. On February 13, 2024, simultaneously with the closing of the Initial Public Offering, the underwriter fully exercised its over-allotment option, and accordingly, the 600,000 Founder Shares are no longer subject to forfeiture (Note 5).
[2]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and the Company’s two independent directors and one advisor.
[3]	On February 1, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 1,437,500 Class B ordinary shares, resulting in a total of 4,312,500 Class B ordinary shares held by the Sponsor and Company’s two independent directors and one advisor. On February 8, 2024, the Company effected a share capitalization with respect to the Class B ordinary shares of 287,500 Class B ordinary shares, resulting in a total of 4,600,000 Class B ordinary shares held by the Sponsor and Company’s two independent directors and one advisor. On February 8, 2025, in connection with the appointment of a third independent director, Albert A. Homan III, to the board of directors, the Sponsor transferred 30,000 of the Class B ordinary shares held by it to Mr. Holman. All shares and per share amounts have been retroactively restated.